Transactions With Related Parties (Details) - Schedule of Personnel Salaries and Expenses - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Personnel Salaries and Expenses [Abstract]
Personnel compensation		$ 21,409	$ 20,280	$ 16,067
Board members’ salaries and expenses		1,711	1,692	1,539
Bonuses or gratifications		16,402	17,794	18,458
Stock-based benefits	[1]	2,119	(1,169)	(315)
Seniority compensation		2,312	6	512
Pension plans		(1,251)	849	(873)
Training expenses		38	50	113
Health funds		374	357	271
Other personnel expenses		827	791	807
Total		$ 43,941	$ 40,650	$ 36,579

[1]	Some of the executives that qualified for this benefit left the Group for different reasons, without complying with the requirements to receive the benefit, therefore the obligation amount decreased, which generated the reversal of provisions.